Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for intangible assets	$ 11,514	$ 11,176	$ 14,349
Estimated future amortization expense, 2018	6,052
Estimated future amortization expense, 2019	3,744
Estimated future amortization expense, 2020	3,124
Estimated future amortization expense, 2021	2,877
Estimated future amortization expense, 2022	2,562
Estimated future amortization expense, thereafter	$ 17,420